SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

Dreman/Claymore Dividend & Income Fund
2455 Corporate West Drive
Lisle, Illinois 60532
(630) 505-3700

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21455

1.	Title of the class of securities of Dreman/Claymore Dividend & Income Fund (the “Fund”) to be redeemed:

Auction Market Preferred Shares, par value $.01 per share, liquidation preference $25,000 per share (the “Shares”), as identified by series and CUSIP in Annex A hereto

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the “Redemption Date”).

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 4(a)(i) of the Statement of Preferences of Auction Market Preferred Shares of the Fund

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

See Annex A for information concerning the number of Shares of each series and the aggregate principal amount of Shares of each series to be redeemed.  The Depository Trust Company (DTC), as the sole holder of record of each series of the Shares, determines how the redemption will be allocated among each participant broker-dealer account that holds Shares and each participant broker-dealer determines how to allocate each redemption among the holders of the Shares held by it.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 29th day of September, 2008.

DREMAN/CLAYMORE DIVIDEND & INCOME FUND

By:	/s/ Kevin M. Robinson
Name:	Kevin M. Robinson
Title:	Chief Legal Officer

Annex A

Series	CUSIP	Redemption Date	Total Shares to be Redeemed	Aggregate Principal Amount to be Redeemed
M7	26153R209	October 21, 2008	1,200	$30,000,000
T28	26153R308	November 5, 2008	1,200	$30,000,000
W7	26153R407	October 23, 2008	1,200	$30,000,000
TH28	26153R506	October 24, 2008	1,200	$30,000,000
F7	26153R605	October 20, 2008	1,200	$30,000,000